Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Cash flows from operating activities:
Net income (loss)	$ 18,110	$ (16,268)	$ 6,323
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	2,039	1,863	1,779
Amortization and accretion, net	(724)	(149)	(1,385)
Deferred income tax expense (benefit)	139	(3,733)	(7,173)
(Gain) loss on sale of securities available for sale	343	(673)	(5,558)
(Gain) loss on sale of securities held to maturity	32	(411)	0
Loss from investment in LLCs	257	126	128
Impairment loss on investment in LLCs	200	0	3,126
Impairment loss on investments	0	640	0
Impairment recovery on mortgage servicing rights	0	(67)	(12)
Gain from loans receivable held for sale	(48,791)	(29,279)	(36,617)
Provision for loan losses	10,500	49,394	30,500
Provision for loss on real estate owned	4,265	11,383	2,649
Origination of loans receivable held for sale	(1,849,564)	(1,599,313)	(1,765,568)
Sale of loans receivable held for sale	1,849,956	1,693,002	1,703,708
Stock based compensation - stock options	5	49	78
Changes in:
Net fair value of loan-related commitments	(2,420)	(381)	(661)
Accrued interest receivable	468	650	675
Accrued expenses, other liabilities, income taxes receivable, and income taxes payable	9,492	390	(5,982)
Net cash provided by (used in) operating activities	(5,693)	107,223	(73,990)
Principal repayments of mortgage-backed securities:
Held to maturity	12,297	15,852	11,445
Available for sale	153	186	3,738
Principal repayments of mortgage loans receivable held for Investment	245,162	171,928	225,700
Principal repayments of loans receivable	3,792	5,575	5,446
Principal repayments of investment securities:
Held to maturity	0	166	99
Available for sale	25,114	8,199	6
Loan origination - mortgage loans receivable held for investment	(85,750)	(110,834)	(102,550)
Loan origination - other loans receivable	(3,516)	(3,030)	(3,158)
Purchase of mortgage loans receivable held for investment	(964)	(1,219)	(1,236)
Proceeds from sale of Federal Home Loan Bank stock	6,478	2,322	10,766
Purchase of mortgage-backed securities held to maturity	0	(8,768)	(54,806)
Purchase of securities available for sale	(183,137)	(81,282)	(50,403)
Purchase of securities held to maturity
Proceeds from sale of mortgage-backed securities available for sale	0	0	51,154
Proceeds from sale of mortgage-backed securities held to maturity	859	0	0
Proceeds from sale of securities available for sale	19,678	26,916	46,461
Proceeds from sale of securities held to maturity	0	1,491	0
Proceeds from sale of real estate owned	10,406	23,063	13,881
Purchases of premises and equipment, net	(2,877)	(2,461)	(2,242)
Investment in LLC	(5)	(1)	(7)
Other	309	(450)	(392)
Net cash provided by investing activities	47,999	47,653	153,902
Cash flows from financing activities:
Net (decrease) increase in customer and brokered deposit accounts	82,701	(123,812)	28,440
Proceeds from advances from Federal Home Loan Bank	27,000	128,000	98,000
Repayment of advances from Federal Home Loan Bank	(147,000)	(167,000)	(253,000)
Cash dividends paid	0	0	(3,540)
Change in escrows	(1,321)	(1,067)	971
Net cash used in financing activities	(38,620)	(163,879)	(129,129)
Net increase (decrease) in cash and cash equivalents	3,686	(9,003)	(49,217)
Cash and cash equivalents at beginning of year	5,030	14,033	63,250
Cash and cash equivalents at end of year	8,716	5,030	14,033
Supplemental disclosure of cash flow information:
Cash paid for income taxes (net of refunds)	4,586	(2,823)	14,100
Cash paid for interest	12,010	20,653	30,704
Supplemental schedule of non-cash investing and financing activities:
Conversion of loans receivable to real estate owned	18,665	34,085	59,357
Conversion of real estate owned to loans receivable	3,907	5,804	344
Capitalization of originated mortgage servicing rights	0	0	5
Transfer of securities from held to maturity to available for sale	$ 0	$ 0	$ 8,361